Common Stock and Warrants (Details Narrative) - USD ($)								1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 01, 2017	Feb. 10, 2017	Jan. 10, 2017	Dec. 06, 2016	Sep. 09, 2016	Feb. 02, 2016	Aug. 05, 2015	Jul. 21, 2017	Jun. 28, 2017	Feb. 17, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 12, 2018	Jul. 12, 2017	Jul. 12, 2016	Jul. 12, 2015	Jun. 05, 2015	Jul. 12, 2014	Nov. 29, 2013
Common stock, par value											$ 0.00001		$ 0.00001	$ 0.00001
Common stock, Authorized											500,000,000		500,000,000	500,000,000
Common stock, shares Issued											75,225,418		70,069,693	67,781,934
Common stock, shares outstanding											75,225,418		70,069,693	67,781,934
Warrant exercised											102,582
Exercise Price													$ 1.25
Estimated volatility													92.30%
Market price of common stock													$ 1.54
Risk free interest rate													1.23%
Expected dividend rate													0.00%
Expected life													5 years
Common stock shares reserved under stock option plan											102,582		19,595,000
Thomas bold [Member] | Equity Option [Member]
Warrant exercised										40,000
Issuance of common stock										34,296
Common stock shares reserved under stock option plan										40,000
Debt conversion converted insrtrument shares										34,296
Joseph Sierchio [Member] | Equity Option [Member]
Warrant exercised		70,000
Issuance of common stock		38,642
Common stock shares reserved under stock option plan		70,000
Debt conversion converted insrtrument shares		38,642
Series E [Member]
Warrant exercised					584,416
Weighted Average Exercise Price											$ 1.54		$ 1.13
Maturity period					5 years
Debt instrument conversion feature

(i) $1.54, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which KCC elects to exercise the Warrant.

Common stock shares reserved under stock option plan					584,416
Series C [Member]
Warrant exercised																					3,500,000
Weighted Average Exercise Price											0.49		0.49						$ 1.10		$ 0.49
Common stock shares reserved under stock option plan				100,000															1,010,000		3,500,000
Common stock proceeds subscriptions				$ 110,000
Series B [Member]
Warrant exercised																					3,500,000
Issuance of common stock						2,173,913
Weighted Average Exercise Price						$ 0.46					0.46		$ 0.46								$ 0.46
Proceeds from issuance of common stock						$ 1,000,000
Common stock shares reserved under stock option plan						2,173,913															3,500,000
Debt conversion converted insrtrument shares													2,173,913
Common stock proceeds subscriptions						$ 1,000,000							$ 0
Series A [Member]
Weighted Average Exercise Price											0.35		$ 0.35
Series A [Member] | Dr. Gerlach [Member]
Common stock, shares Issued							196,812
Warrant exercised							240,000						1,200,000
Issuance of common stock			114,493				196,812
Weighted Average Exercise Price													$ 0.35
Purchase number of shares							240,000							240,000
Warrant vest five equal installments															240,000	240,000	240,000	240,000		240,000
Debt conversion converted insrtrument shares														196,812
Series D [Member]
Issuance of common stock												100,000
Weighted Average Exercise Price											1.10		$ 1.10
Proceeds from issuance of common stock													$ 110,001
Debt conversion converted insrtrument shares													100,000
Common stock proceeds subscriptions													$ 110,001
Series D [Member] | On June 5, 2015 [Member]
Warrant exercised														1,010,000
Weighted Average Exercise Price														$ 1.10
Proceeds from issuance of common stock				$ 110,000
Purchase and sale an aggregate shares														1,010,000
Debt conversion converted insrtrument shares														1,010,000
Joseph Sierchio [Member]
Warrant exercised													20,000
Issuance of common stock													13,846
Purchase number of shares													20,000
Debt conversion converted insrtrument shares													13,846
Series G [Member]
Weighted Average Exercise Price											2.68
Series F [Member] | KCC [Member]
Warrant exercised									114,493
Issuance of common stock									114,493
Weighted Average Exercise Price									$ 3.01
Proceeds from issuance of common stock									$ 344,624
Series C Warrant [Member] | KCC [Member]
Warrant exercised	3,500,000
Issuance of common stock	3,092,637
Series B Warrant [Member] | KCC [Member]
Warrant exercised	1,326,087
Issuance of common stock	1,181,194
Proceeds from issuance of common stock						$ 1,000,000
Debt conversion converted insrtrument shares						2,173,913
Series B and C warrants [Member] | KCC [Member]
Issuance of common stock	4,273,831
Debt conversion converted insrtrument shares	4,273,831
Series A [Member] | Dr. Gerlach [Member]
Warrant exercised			240,000
Issuance of common stock			204,571
Common stock shares reserved under stock option plan			240,000
Debt conversion converted insrtrument shares			204,571
Series F Warrant [Member]
Weighted Average Exercise Price											$ 3.45
Series F Warrant [Member] | KCC [Member]
Proceeds from issuance of common stock									$ 344,624
Debt conversion converted insrtrument shares									114,493
Private Placement Member | KCC [Member]
Common stock shares reserved under stock option plan								410,000
Private Placement Member | Series G [Member]
Estimated volatility								102.23%
Market price of common stock								$ 2.92
Risk free interest rate								1.81%
Expected dividend rate								0.00%
Expected life								5 years
Private Placement Member | Common Stock [Member]
Fair value of the common stock								$ 634,782
2013 Plan [Member]
Warrant exercised											19,338,572
Self-directed offering [Member] | Private Placement Member | Series G [Member]
Maturity period								5 years
Number of equity securities offered under the plan, shares								460,250
Share price								$ 2.44
Number of equity securities offered under the plan, amount								$ 1,122,610
Exercise Price								$ 2.68
Fair value of the common stock								$ 487,828
February 2017 Loan Agreements [Member] | Joseph Sierchio [Member] | From February 23, 2017 to March 9, 2017 [Member]
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock on the day prior to the issuance of the February 2017 Notes or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which the Holder(s) elect to convert the February 2017 Note(s), subject to a floor price of $2.76

February 2017 Loan Agreements [Member] | Series F Warrant [Member] | From February 23, 2017 to March 9, 2017 [Member]
Warrant exercised											128,985
Maturity period											5 years
Warrants issued											3
Debt instrument conversion feature

(i) $3.45, the closing price of the Company’s common stock as quoted on the OTCQB on the day prior to issuance of the Warrant; or (ii) a twenty percent (20%) discount to the average closing price of the Company’s common stock as quoted on the OTCQB for the five days prior to the date on which the holder elects to exercise the Warrant

February 2017 Loan Agreements [Member] | Series F Warrant [Member] | KCC [Member] | From February 23, 2017 to March 9, 2017 [Member]
Common stock shares reserved under stock option plan											114,493
February 2017 Loan Agreements [Member] | Series F Warrant [Member] | Joseph Sierchio [Member] | From February 23, 2017 to March 9, 2017 [Member]
Common stock shares reserved under stock option plan											7,246